                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-5843

                      (Investment Company Act File Number)

                             Cash Trust Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/05

               Date of Reporting Period: Fiscal year ended 5/31/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0099	0.0006	0.0058	0.0174	0.0506
Less Distributions:
Distributions from net investment income	(0.0099)	(0.0006)	(0.0058)	(00174)	(0.0506)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.99%	0.06%	0.58%	1.75%	5.18%

Ratios to Average Net Assets:
Expenses	1.05%	1.04%	1.05%	1.05%	1.04%
Net investment income	1.08%	0.07%	0.59%	1.74%	4.96%
Expense waiver/reimbursement [2]	0.02%	0.07%	0.04%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$546,590	$444,087	$590,024	$663,299	$785,978

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.60	$5.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.29

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	71.9%
U.S. Government Agency Securities	28.1%
TOTAL	100.0%

At May 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	46.1%
8-30 Days	17.9%
31-90 Days	29.2%
91-180 Days	5.1%
181 Days or more	1.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2005

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--28.1%
$27,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.875% - 3.148%, 6/12/2005 - 8/16/2005	$27,486,876
5,125,000		Federal Home Loan Bank System Notes, 2.500% - 2.875%, 2/24/2006 - 5/23/2006	5,085,016
54,932,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.640% - 3.320%, 6/21/2005 - 11/22/2005	54,520,901
18,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.925% - 3.184%, 6/9/2005 - 8/7/2005	18,000,000
4,000,000		Federal Home Loan Mortgage Corp. Notes, 5.250%, 1/15/2006	4,039,367
13,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.890% - 2.910%, 6/15/2005 - 8/17/2005	12,970,089
30,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.820% - 2.990%, 6/6/2005 - 7/3/2005	30,495,151
1,000,000		Federal National Mortgage Association Notes, 1.850%, 6/3/2005	1,000,000
		TOTAL U.S. GOVERNMENT AGENCIES	153,597,400
		REPURCHASE AGREEMENTS--72.0%
100,000,000		Interest in $1,290,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at $100,008,556 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572	100,000,000
65,000,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, 3.070%, dated 5/31/2005 to be repurchased at $65,005,543 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,020,000,000	65,000,000
26,370,000		Interest in $1,829,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.980%, dated 5/31/2005 to be repurchased at $26,372,183 on 6/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,865,734,876	26,370,000
50,000,000		Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.113%, dated 5/31/2005 to be repurchased at $50,004,324 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $1,851,045,951	50,000,000
18,000,000	[3]	Interest in $455,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.000%, dated 3/29/2005 to be repurchased at $18,138,000 on 6/30/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $473,008,122	18,000,000
18,000,000	[3]	Interest in $715,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.040%, dated 5/2/2005 to be repurchased at $18,095,760 on 7/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $733,260,119	18,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$17,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.130%, dated 5/26/2005 to be repurchased at $17,088,683 on 7/26/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $510,989,849	$17,000,000
14,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.950%, dated 4/11/2005 to be repurchased at $14,067,686 on 6/10/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $462,592,607	14,000,000
14,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.010%, dated 4/11/2005 to be repurchased at $14,106,521 on 7/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $514,013,126	14,000,000
13,000,000	[3]	Interest in $375,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.050%, dated 5/17/2005 to be repurchased at $13,048,461 on 6/30/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2034, collateral market value $384,821,035	13,000,000
13,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.130%, dated 5/25/2005 to be repurchased at $13,068,947 on 7/25/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $514,723,861	13,000,000
26,000,000	[3]	Interest in $958,000,000 joint repurchase agreement with UBS Securities LLC, 3.050%, dated 5/4/2005 to be repurchased at $26,136,572 on 7/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $986,740,209	26,000,000
19,000,000	[3]	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 3.150%, dated 5/6/2005 to be repurchased at $19,152,950 on 8/9/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/16/2044, collateral market value $721,000,881	19,000,000
		TOTAL REPURCHASE AGREEMENTS	393,370,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	546,967,400
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(377,885)
		TOTAL NET ASSETS--100%	$546,589,515

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005

Assets:
Investments in repurchase agreements	$393,370,000
Investments in securities	153,597,400
Total investments in securities, at amortized cost and value		$546,967,400
Income receivable		803,425
Receivable for shares sold		350
TOTAL ASSETS		547,771,175
Liabilities:
Payable for shares redeemed	17,000
Income distribution payable	283,194
Payable to bank	630,470
Payable for transfer and dividend disbursing agent fees and expenses	79,232
Payable for Directors'/Trustees' fees	31
Payable for distribution services fee (Note 5)	47,475
Payable for shareholder services fee (Note 5)	118,654
Accrued expenses	5,604
TOTAL LIABILITIES		1,181,660
Net assets for 546,592,941 shares outstanding		$546,589,515
Net Assets Consist of:
Paid-in capital		$546,592,941
Distributions in excess of net investment income		(3,426)
TOTAL NET ASSETS		$546,589,515
Net Asset Value, Offering Price and Redemption Proceeds per Share:
($546,589,515 ÷ 546,592,941 shares outstanding) $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2005

Investment Income:
Interest			$7,968,236
Expenses:
Investment adviser fee (Note 5)		$1,863,638
Administrative personnel and services fee (Note 5)		299,419
Custodian fees		19,536
Transfer and dividend disbursing agent fees and expenses (Note 5)		299,713
Directors'/Trustees' fees		4,363
Auditing fees		14,180
Legal fees		6,560
Portfolio accounting fees		81,701
Distribution services fee (Note 5)		371,670
Shareholder services fee (Note 5)		931,699
Share registration costs		48,127
Printing and postage		12,772
Insurance premiums		9,933
Taxes		33,524
Miscellaneous		2,384
TOTAL EXPENSES		3,999,219
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(48,166)
Waiver of administrative personnel and services fee	(15,400)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,793)
Waiver of shareholder services fee	(4,391)
TOTAL WAIVERS AND EXPENSE REDUCTION		(71,750)
Net expenses			3,927,469
Net investment income			$4,040,767

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,040,767	$349,421
Distributions to Shareholders:
Distributions from net investment income	(4,044,758)	(348,635)
Share Transactions:
Proceeds from sale of shares	1,237,428,542	1,446,831,286
Net asset value of shares issued to shareholders in payment of distributions declared	3,112,397	320,224
Cost of shares redeemed	(1,138,034,345)	(1,593,089,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	102,506,594	(145,938,000)
Change in net assets	102,502,603	(145,937,214)
Net Assets:
Beginning of period	444,086,912	590,024,126
End of period (including undistributed (distributions in excess of) net investment income of $(3,426) and $565, respectively)	$546,589,515	$444,086,912

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2005, capital paid-in aggregated $546,592,941.

The following table summarizes capital stock activity:

Year Ended May 31	2005	2004
Shares sold	1,237,428,542	1,446,831,286
Shares issued to shareholders in payment of distributions declared	3,112,397	320,224
Shares redeemed	(1,138,034,345)	(1,593,089,510)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	102,506,594	(145,938,000)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$4,044,758	$348,635

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$279,767

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSSC retained $1,070 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $47,326, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors, upon the recommendation of the Audit Committee and completion of the audit for May 31, 2005, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP ("E&Y") as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005 and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of May 31, 2005, by correspondence with the custodian. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 19, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies, long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

28564 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.001	0.005	0.012	0.032
Less Distributions:
Distributions from net investment income	(0.008)	(0.001)	(0.005)	(0.012)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.76%	0.13%	0.51%	1.20%	3.21%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	0.81%	0.13%	0.52%	1.16%	3.16%
Expense waiver/reimbursement [2]	0.04%	0.03%	0.07%	0.05%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,545	$353,473	$426,684	$538,236	$508,523

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,005.70	$5.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.29

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	85.8%
Municipal Notes	14.2%
TOTAL	100.0%

At May 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	66.4%	Prime-1	89.3%
A-1	29.3%
A-2	2.8%	Prime-2	2.6%
Not rated by S&P	1.5%	Not rated by Moody's	8.1%
TOTAL	100.0%	TOTAL	100.0%

At May 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	85.8%
8-30 Days	0.0%
31-90 Days	2.5%
91-180 Days	4.4%
181 Days or more	7.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 1.5% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2005

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.8% [1]
		Alabama--1.5%
$2,922,000		Birmingham, AL IDA, IDRB, (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A., LOC)	$2,922,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank N.A., New York LOC)	3,100,000
		TOTAL	6,022,000
		Arizona--6.8%
1,900,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	1,900,000
1,500,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A., LOC)	1,500,000
2,000,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC)	2,000,000
2,600,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A., LIQ)	2,600,000
1,500,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A., LOC)	1,500,000
2,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)	2,000,000
635,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	635,000
1,300,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC)	1,300,000
3,300,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	3,300,000
3,000,000	[2]	Phoenix, AZ IDA,( PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	3,000,000
1,500,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	1,500,000
1,150,000		Pima County, AZ IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A., LOC)	1,150,000
2,170,000		Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	2,170,000
2,700,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	2,700,000
		TOTAL	27,255,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arkansas--1.4%
$1,500,000		Arkansas Development Finance Authority, (Series 1999B), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	$1,500,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000
		TOTAL	5,550,000
		California--0.1%
452,093	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	452,093
		Colorado--1.1%
2,250,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG (GTD) LOC)	2,250,000
625,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A., LOC)	625,000
1,600,000		Thornton, CO, (Series 2003), Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A., LOC)	1,600,000
		TOTAL	4,475,000
		District of Columbia--0.1%
245,000	[2]	District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	245,000
		Florida--2.6%
1,865,000	[2]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	1,865,000
3,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD)	3,000,000
2,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	2,509,293
2,875,000	[2]	Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	2,875,000
		TOTAL	10,249,293
		Georgia--0.2%
1,000,000		DeKalb County, GA MFH Authority, (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A., LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--4.4%
$1,900,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris Trust & Savings Bank, Chicago LOC)	$1,900,000
5,350,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(J.P. Morgan Chase Bank, N.A., LOC)	5,350,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC)	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB, (Series 1996A), Weekly VRDNs (Nimlok Co.)/( J.P. Morgan Chase Bank, N.A., LOC)	2,630,000
3,750,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Lasalle Bank, N.A., LOC)	3,750,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A., LOC)	3,000,000
		TOTAL	17,630,000
		Indiana--4.6%
1,150,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A., LOC)	1,150,000
1,100,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(FHLB of Indianapolis LOC)	1,100,000
1,025,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A., LOC)	1,025,000
945,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(J.P. Morgan Chase Bank, N.A., LOC)	945,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)	1,500,000
3,100,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/ (Lasalle Bank, N.A., LOC)	3,100,000
490,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/ (J.P. Morgan Chase Bank, N.A., LOC)	490,000
2,120,000		Miami County, IN, (Series 2001) Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)	2,120,000
7,045,000		Portage, IN Economic Development Revenue Board, (Series 1995A: Port Crossing III), Weekly VRDNs (Pedcor Investments-1995-XXIII LP)/(FHLB of Indianapolis LOC)	7,045,000
		TOTAL	18,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kansas--1.5%
$2,695,000		Unified Government of Wyandotte County/Kansas City, KS, MFH Revenue Bonds (Series 2002A-1), Weekly VRDNs (Royal Ridge Apartments)/(FNMA LOC)	$2,695,000
3,135,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/ (U.S. Bank, N.A., LOC)	3,135,000
		TOTAL	5,830,000
		Kentucky--1.1%
930,000		Fort Mitchell, KY IDA, 3.25% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 11/1/2005	930,000
1,200,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,200,000
1,430,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Unlimited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,430,000
900,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	900,000
		TOTAL	4,460,000
		Louisiana--1.5%
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC)	3,350,000
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(J.P. Morgan Chase Bank, N.A., LOC)	2,500,000
		TOTAL	5,850,000
		Maine--1.0%
4,040,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/ (Key Bank, N.A., LOC)	4,040,000
		Maryland--1.0%
1,745,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,745,000
1,725,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,725,000
430,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	430,000
		TOTAL	3,900,000
		Michigan--2.0%
8,200,000		Jackson County, MI Hospital Finance Authority, (Series 2005A), Weekly VRDNs (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC)	8,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--1.4%
$970,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	$970,000
3,000,000		Minnesota State HFA, (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	3,000,000
455,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	455,000
1,305,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota N.A., LOC)	1,305,000
		TOTAL	5,730,000
		Mississippi--0.4%
1,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A., LOC), Optional Tender 5/1/2006	1,500,000
		Missouri--1.6%
4,000,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC)	4,000,000
2,275,000	[2]	St. Louis, MO IDA, PT-2575 Weekly VRDNs (Merchandise Mart Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	2,275,000
		TOTAL	6,275,000
		Multi State--9.3%
1,877,500	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	1,877,500
12,000,000	[2]	Charter Mac Floater Certificates Trust I, (Nat-5 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	12,000,000
2,699,492	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,699,492
2,476,500	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,476,500
9,722,262	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	9,722,262
5,791,252	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	5,791,252
2,514,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	2,514,000
		TOTAL	37,081,006
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--4.2%
$17,000,000		New Mexico Mortgage Finance Authority, (Series 2005), 3.09% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	$17,000,000
		New York--0.8%
3,000,000		New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC)	3,000,000
		North Dakota--1.0%
400,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A., LOC)	400,000
3,705,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	3,705,000
		TOTAL	4,105,000
		Ohio--13.6%
970,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC)	970,000
2,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A., LOC)	2,000,000
6,615,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A., LOC)	6,615,000
2,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	2,000,000
2,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs)	2,000,000
2,000,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Bank, Belgium LIQ)	2,000,000
8,305,000		Lorain Port Authority, OH, IDRB (Series 1996), Weekly VRDNs (Brush Wellman, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC)	8,305,000
2,250,000		Mahoning County, OH Hospital Facilities, (Series B), Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A., LIQ)	2,250,000
5,000,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A., LOC)	5,000,000
10,800,000		Ohio State Air Quality Development Authority, (Series 2001), Weekly VRDNs (PPG Industries, Inc.)	10,800,000
1,485,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	1,485,000
310,000		Ohio State, IDR (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/ (National City Bank, Ohio LOC)	310,000
1,000,000		Painesville, OH, (Series 2005-1), 3.25% BANs, 3/23/2006	1,005,114
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,820,000		Summit County, OH IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	$2,820,000
2,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/ (ABN AMRO Bank NV, Amsterdam LOC)	2,000,000
4,425,000		Trumbull County, OH Sewer District, 3.75% BANs, 4/4/2006	4,459,372
398,000		Williams County, OH, 3.75% BANs, 5/4/2006	400,314
		TOTAL	54,419,800
		Oklahoma--1.6%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A., LOC)	2,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips)	2,500,000
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 2.42% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	2,000,000
		TOTAL	6,500,000
		Oregon--0.5%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/ (BNP Paribas SA LOC)	1,000,000
		TOTAL	2,000,000
		Pennsylvania--0.7%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A., LOC)	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.)	2,000,000
		TOTAL	2,895,000
		South Carolina--1.6%
2,200,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	2,200,000
3,800,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	3,800,000
285,000		South Carolina Jobs-EDA, EDRB (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	285,000
		TOTAL	6,285,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--1.1%
$250,000		Benton County, TN IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	$250,000
1,400,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	1,400,000
215,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(J.P. Morgan Chase Bank, N.A., LOC)	215,000
2,500,000		Jackson, TN IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham, AL LOC)	2,500,000
150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	150,000
		TOTAL	4,515,000
		Texas--18.5%
4,815,000	[2]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (Guaranteed) LOC)	4,815,000
1,000,000		Brazos Harbor, TX IDC, (Series 2003), 1.80% TOBs (ConocoPhillips)/ (ConocoPhillips GTD), Optional Tender 8/1/2005	1,000,000
2,000,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy)/ (Wachovia Bank N.A., LOC)	2,000,000
990,000	[2]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	990,000
9,000,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A., LOC)	9,000,000
8,040,000	[2]	Garland, TX, Roaring Forks (Series 2005-2), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ)	8,040,000
4,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp)	4,500,000
10,000,000		Harris County, TX HFDC, (Series 2005B) Daily VRDNs (Methodist Hospital, Harris County, TX)	10,000,000
4,730,000		Houston, TX Housing Finance Corp., (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC)	4,730,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
3,945,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A., LIQ), Optional Tender 7/20/2005	3,945,000
890,000		Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A., LOC)	890,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2004F), 1.95% TOBs, Mandatory Tender 8/3/2005	5,000,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$2,095,000	[2]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia Bank N.A., LIQ), Optional Tender 11/16/2005	$2,095,000
7,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	7,024,032
		TOTAL	74,029,032
		Utah--0.6%
2,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A., LOC)	2,500,000
		Virginia--6.1%
1,250,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	1,250,000
25,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A.,LOC)	25,000
1,500,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC)	1,500,000
500,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)	500,000
20,000,000		Loudoun County, VA IDA, (Series 2003B), Weekly VRDNs (Howard Hughes Medical Institute)	20,000,000
965,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	965,000
		TOTAL	24,240,000
		Washington--3.9%
5,315,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2005	5,315,000
5,665,000		Washington State Economic Development Finance Authority, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A., LOC)	5,665,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A., LOC)	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A., LOC)	2,250,000
		TOTAL	15,805,000
		West Virginia--0.6%
2,505,000	[2]	South Charleston, WV, PT-1637 Weekly VRDNs (Southmoor Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--2.4%
$2,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(Lasalle Bank, N.A., LOC)	$2,000,000
3,715,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,715,000
660,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (J.P. Morgan Chase Bank, N.A., LOC)	660,000
3,250,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,250,000
		TOTAL	9,625,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [3]	403,643,224
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(3,097,899)
		TOTAL NET ASSETS--100%	$400,545,325

Securities that are subject to the federal alternative minimum tax (AMT) represent 65.3% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.40%	2.60%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $76,748,099 which represents 19.2% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$403,643,224
Income receivable		1,386,645
Receivable for shares sold		41,428
TOTAL ASSETS		405,071,297
Liabilities:
Payable for shares redeemed	$5,319
Payable for distribution services fee (Note 5)	34,137
Payable for shareholder services fee (Note 5)	85,341
Income distribution payable	138,042
Payable to bank	4,173,459
Accrued expenses	89,674
TOTAL LIABILITIES		4,525,972
Net assets for 400,551,080 shares outstanding		$400,545,325
Net Assets Consist of:
Paid-in capital		$400,548,784
Accumulated net realized loss on investments		(7,103)
Undistributed net investment income		3,644
TOTAL NET ASSETS		$400,545,325
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$400,545,325 ÷ 400,551,080 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2005

Investment Income:
Interest			$6,466,495
Expenses:
Investment adviser fee (Note 5)		$1,736,456
Administrative personnel and services fee (Note 5)		278,957
Custodian fees		16,610
Transfer and dividend disbursing agent fees and expenses (Note 5)		351,168
Directors'/Trustees' fees		4,871
Auditing fees		14,709
Legal fees		8,304
Portfolio accounting fees		77,207
Distribution services fee (Note 5)		346,544
Shareholder services fee (Note 5)		868,224
Share registration costs		54,654
Printing and postage		12,163
Insurance premiums		10,058
Taxes		22,576
Miscellaneous		2,622
TOTAL EXPENSES		3,805,123
Waivers (Note 5):
Waiver of investment adviser fee	$(129,674)
Waiver of administrative personnel and services fee	(14,321)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,936)
TOTAL WAIVERS		(146,931)
Net expenses			3,658,192
Net investment income			2,808,303
Net realized loss on investments			(4,188)
Change in net assets resulting from operations			$2,804,115

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,808,303	$551,531
Net realized gain (loss) on investments	(4,188)	191
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,804,115	551,722
Distributions to Shareholders:
Distributions from net investment income	(2,804,761)	(551,383)
Share Transactions:
Proceeds from sale of shares	1,256,920,314	1,028,757,526
Net asset value of shares issued to shareholders in payment of distributions declared	2,504,749	568,868
Cost of shares redeemed	(1,212,352,494)	(1,102,537,365)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,072,569	(73,210,971)
Change in net assets	47,071,923	(73,210,632)
Net Assets:
Beginning of period	353,473,402	426,684,034
End of period (including undistributed net investment income of $3,644 and $102, respectively)	$400,545,325	$353,473,402

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At May 31, 2005, capital paid-in aggregated $400,548,784.

The following table summarizes capital stock activity:

Year Ended May 31	2005	2004
Shares sold	1,256,920,314	1,028,757,526
Shares issued to shareholders in payment of distributions declared	2,504,749	568,868
Shares redeemed	(1,212,352,494)	(1,102,537,365)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	47,072,569	(73,210,971)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2005 and May 31, 2004 was as follows:

	2005	2004
Tax-exempt income	$2,804,761	$551,383

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$141,686
Capital loss carryforward	$ 2,915

At May 31, 2005, the Fund had a capital loss carryforward of $2,915, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$2,915

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2005, for federal income tax purposes, post-October losses of $4,188 were deferred to June 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment Adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSSC retained $2,408 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $34,804, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended May 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,031,715,000 and $1,151,036,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors, upon the recommendation of the Audit Committee and completion of the Audit for May 31, 2005, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005, and interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

8. FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2005, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of May 31, 2005, by correspondence with the custodian. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 19, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since August 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

28565 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.007	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.007)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.08%	0.14%	0.69%	1.95%	5.34%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.11%	0.14%	0.70%	1.94%	5.18%
Expense waiver/reimbursement [2]	0.02%	0.03%	0.03%	0.02%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,074,633	$4,334,861	$5,008,970	$5,621,516	$6,151,845

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.00	$5.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.29

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	45.1%
Variable Rate Demand Instruments	42.1%
Repurchase Agreements	3.3%
Bank Instruments	9.5%
TOTAL	100.0%

At May 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	50.9%	Prime-1	91.6%
A-1	42.0%
A-2	7.1%	Prime-2	7.2%
A-3	0.00
Not rated by S&P	0.0%	Not rated by Moody's	1.2%
TOTAL	100.0%	TOTAL	100.0%

At May 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 days	43.4% [5]
8-30 days	26.3%
31-90 days	26.0%
91-180 days	2.7%
181 days or more	1.6%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 27.4% of the Fund's portfolio.

Portfolio of Investments

May 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.8%
		Finance - Automotive--1.2%
$635,627		Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005	$635,627
16,341,406		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	16,341,406
10,572,769		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	10,572,769
381,160		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	381,160
9,669,233		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	9,669,233
12,044,363		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	12,044,363
		TOTAL	49,644,558
		Finance - Equipment--1.3%
6,373,987		CIT Equipment Collateral 2005-VT1, Class A1, 3.072%, 3/20/2006	6,373,987
11,387,226		CNH Equipment Trust 2004-A, Class A1, 2.009%, 10/14/2005	11,387,226
18,246,925		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	18,246,925
2,027,683	[1,2]	GE Commercial Equipment Financing LLC, Series 2004-A, Class A-1, 2.590%, 12/22/2005	2,027,683
16,000,000		John Deere Owner Trust 2005-A, Class A1, 3.396%, 6/15/2006	16,000,000
		TOTAL	54,035,821
		Insurance--0.3%
10,000,000		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	10,000,000
		TOTAL ASSET-BACKED SECURITIES	113,680,379
		CERTIFICATE OF DEPOSIT--9.5%
		Banking--9.5%
60,000,000		BNP Paribas SA, 2.775% - 3.280%, 7/7/2005 - 9/12/2005	60,000,123
9,000,000		Citibank N.A., New York, 3.040%, 7/5/2005	9,000,000
10,000,000		DePfa Bank PLC, 2.990%, 6/15/2005	10,000,003
75,000,000		Huntington National Bank, Columbus, OH, 2.830% - 3.210%, 7/11/2005 - 8/8/2005	75,000,000
13,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	13,000,000
53,500,000		Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006	53,500,882
151,500,000		Washington Mutual Bank, F.A., 3.030% - 3.210%, 6/29/2005 - 8/16/2005	151,500,000
16,000,000		Wilmington Trust Co., 2.970%, 6/3/2005	15,999,996
		TOTAL CERTIFICATE OF DEPOSIT	388,001,004
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--18.3%
		Banking--4.1%
$75,000,000		Credit Suisse First Boston LLC, 3.182%, 6/1/2005	$75,000,000
90,000,000		Deutsche Bank Securities, Inc., 3.192%, 6/1/2005	90,000,000
		TOTAL	165,000,000
		Brokerage--14.2%
155,000,000		Bear Stearns Cos., Inc., 3.090% - 3.212%, 6/1/2005	155,000,000
185,000,000		Citigroup Global Markets, Inc., 3.162%, 6/1/2005	185,000,000
65,000,000		Lehman Brothers Holdings, Inc., 3.212%, 6/1/2005	65,000,000
89,500,000		Lehman Brothers, Inc., 3.212%, 6/1/2005	89,500,000
85,000,000		Merrill Lynch & Co., Inc., 3.213%, 6/13/2005	85,000,000
		TOTAL	579,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	744,500,000
		COMMERCIAL PAPER--21.4% [3]
		Aerospace/Auto--0.7%
26,600,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.190% - 3.230%, 7/18/2005 - 7/29/2005	26,479,370
		Banking--3.4%
10,000,000		Bank of America Corp., 2.970%, 6/28/2005	9,977,725
30,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005	29,851,716
9,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 3.040%, 7/6/2005	8,973,400
25,000,000		DePfa Bank PLC, 2.885%, 6/9/2005	24,983,972
33,500,000	[1,2]	Fountain Square Commercial Funding Corp., 3.150%, 8/9/2005	33,297,744
22,000,000	[1,2]	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840% - 3.160%, 7/12/2005 - 8/11/2005	21,868,887
10,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 3.055%, 8/18/2005	9,933,808
		TOTAL	138,887,252
		Chemicals--0.9%
37,700,000		Bayer Corp., (Bayer AG Support Agreement), 2.980%, 6/6/2005	37,684,396
		Conglomerate--0.8%
33,900,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.180%, 7/25/2005	33,738,297
		Consumer Products--0.1%
3,000,000		Clorox Co., 3.080%, 6/27/2005	2,993,327
		Electrical Equipment--0.3%
12,500,000		Whirlpool Corp., 3.080%, 6/6/2005	12,494,653
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Entertainment--0.9%
$35,500,000	[1,2]	Viacom, Inc., 3.120% - 3.150%, 6/6/2005 - 6/9/2005	$35,483,045
		Finance - Automotive--3.7%
38,100,000		DaimlerChrysler North America Holding Corp., 3.110% - 3.300%, 6/10/2005 - 8/2/2005	38,034,623
15,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 2.970%, 6/6/2005	14,993,813
80,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.140%, 8/8/2005	79,525,511
20,000,000		New Center Asset Trust, A1/P1 Series, 2.880%, 6/30/2005	19,953,600
		TOTAL	152,507,547
		Finance - Commercial--2.3%
59,000,000		CIT Group, Inc., 2.910% - 3.310%, 8/8/2005 - 10/28/2005	58,355,778
35,000,000		General Electric Capital Corp., 3.000%, 6/9/2005	34,921,250
		TOTAL	93,277,028
		Finance - Retail--0.6%
15,000,000	[1,2]	Paradigm Funding LLC, 3.170%, 8/16/2005	14,899,617
10,000,000	[1,2]	Tulip Funding Corp., 3.190%, 8/22/2005	9,927,339
		TOTAL	24,826,956
		Finance - Securities--5.8%
10,000,000	[1,2]	Galaxy Funding Inc., 3.030%, 7/5/2005	9,971,383
84,000,000	[1,2]	Georgetown Funding Co. LLC, 3.080% - 3.130%, 6/28/2005 - 7/26/2005	83,655,548
123,000,000	[1,2]	Grampian Funding LLC, 2.970% - 3.060%, 8/16/2005 - 8/17/2005	122,206,173
20,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.700%, 7/5/2005	19,949,000
		TOTAL	235,782,104
		Insurance--1.6%
66,000,000	[1,2]	Aspen Funding Corp., 2.950% - 3.140%, 6/17/2005 - 8/8/2005	65,682,467
		Machinery, Equipment, Auto--0.3%
12,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 3.070% - 3.100%, 6/2/2005 - 6/28/2005	11,985,538
		TOTAL COMMERCIAL PAPER	871,821,980
		CORPORATE BONDS--0.1%
		Entertainment--0.0%
600,000		Viacom, Inc., 7.750%, 6/1/2005	600,000
		Finance - Automotive--0.1%
5,000,000		DaimlerChrysler North America Holding Corp., 7.750%, 6/15/2005	5,007,985
		TOTAL CORPORATE BONDS	5,607,985
Principal Amount			Value
		CORPORATE NOTES--0.5%
		Brokerage--0.4%
$15,000,000		Goldman Sachs Group LP, 2.970%, 6/15/2005	$15,000,000
		Finance - Retail--0.1%
3,000,000		Countrywide Home Loans, Inc., 3.132%, 6/23/2005	3,000,103
		TOTAL CORPORATE NOTES	18,000,103
		GOVERNMENT AGENCIES--1.0%
		Government Agency--1.0%
31,000,000		Federal Home Loan Mortgage Corp., 2.925%, 6/9/2005	31,000,000
10,000,000		Federal National Mortgage Association, 3.025%, 7/21/2005	9,997,493
		TOTALGOVERNMENT AGENCIES	40,997,493
		LOAN PARTICIPATION--1.9%
		Finance - Retail--1.9%
79,000,000		Countrywide Home Loans, Inc., 3.080%, 6/9/2005 - 6/27/2005	79,000,000
		NOTES - VARIABLE--41.1% [4]
		Banking--19.5%
5,160,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	5,160,000
2,475,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	2,475,000
14,315,000		Alabama Incentives Financing Authority, Series 1999-C, (Wachovia Bank N.A. LOC), 3.150%, 6/2/2005	14,315,000
4,194,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.140%, 6/2/2005	4,194,000
5,200,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 3.210%, 6/2/2005	5,200,000
3,355,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 3.140%, 6/2/2005	3,355,000
3,900,000		BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 3.250%, 6/2/2005	3,900,000
3,615,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 3.490%, 6/2/2005	3,615,000
25,000,000		Barclays Bank PLC, 3.030%, 6/9/2006	24,995,317
955,000		BeMacs Service, Inc., (Wachovia Bank N.A. LOC), 3.140%, 6/3/2005	955,000
20,000,000	[1,2]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG (GTD)), 3.140%, 6/27/2005	20,000,000
6,265,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.090%, 6/3/2005	6,265,000
960,000		Boozer Lumber Co., (Wachovia Bank N.A. LOC), 3.120%, 6/3/2005	960,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$600,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	$600,000
7,855,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.410%, 6/2/2005	7,855,000
21,000,000		Calyon, Paris, 3.030%, 6/23/2006	20,996,494
2,511,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.070%, 6/2/2005	2,511,000
550,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.300%, 6/2/2005	550,000
7,170,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	7,170,000
1,240,000		Children's Defense Fund, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/7/2005	1,240,000
4,795,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 3.140%, 6/2/2005	4,795,000
3,215,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 3.150%, 6/2/2005	3,215,000
50,000,000		Credit Suisse, Zurich, 3.070%, 6/22/2005	50,001,109
1,000,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.300%, 6/2/2005	1,000,000
10,000,000	[1,2]	DePfa Bank PLC, 2.990%, 6/15/2005	10,000,000
2,750,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/1/2005	2,750,000
2,995,000		Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	2,995,000
6,104,000		Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	6,104,000
6,635,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	6,635,000
485,000		Gerken Materials, Inc., Series 1995, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	485,000
6,500,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 3.160%, 6/1/2005	6,500,000
760,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/1/2005	760,000
1,970,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	1,970,000
2,865,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 3.160%, 6/3/2005	2,865,000
65,000,000		Greenwich Capital Holdings, Inc., 3.050% - 3.060%, 6/23/2005 - 6/28/2005	65,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$7,465,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 3.090%, 6/2/2005	$7,465,000
44,000,000	[1,2]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	44,000,000
55,000,000		HBOS Treasury Services PLC, 3.080% - 3.10125%, 6/1/2005 - 6/24/2005	55,000,000
7,635,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (Wachovia Bank N.A. LOC), 3.140%, 6/3/2005	7,635,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.210%, 6/3/2005	950,000
4,640,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 3.080%, 6/2/2005	4,640,000
3,660,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 3.010%, 6/1/2005	3,660,000
7,860,000		Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 3.150%, 6/2/2005	7,860,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 3.200%, 6/2/2005	2,290,000
50,000,000	[1]	MONET Trust, Series 2000-1 Class A-2, (Dresdner Bank AG, Frankfurt Swap Agreement), 3.160%, 6/28/2005	50,000,000
4,520,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	4,520,000
3,130,000		Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	3,130,000
4,105,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/7/2005	4,105,000
50,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/7/2005	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 3.590%, 6/2/2005	3,955,000
8,000,000		Newton Racquetball Associates, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.240%, 6/1/2005	8,000,000
7,500,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 3.370%, 6/2/2005	7,500,000
1,045,000		PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 3.460%, 6/2/2005	1,045,000
6,995,000		PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	6,995,000
8,335,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	8,335,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,000,000		Rt. 206, Inc., Series 2000, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.350%, 6/2/2005	$6,000,000
550,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 3.140%, 6/2/2005	550,000
20,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.410%, 6/2/2005	20,000,000
3,200,000		Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 3.140%, 6/2/2005	3,200,000
8,800,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 3.410%, 6/2/2005	8,800,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.150%, 6/2/2005	1,800,000
4,515,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 3.140%, 6/3/2005	4,515,000
15,000,000		SunTrust Bank, 3.120%, 7/4/2005	15,001,894
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 6/3/2005	2,735,000
2,840,000		Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	2,840,000
765,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	765,000
46,200,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 3.220%, 6/8/2005	46,200,000
3,025,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 3.410%, 6/2/2005	3,025,000
16,875,000		Union Development Co., (Bank of America N.A. LOC), 3.060%, 6/2/2005	16,875,000
876,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	876,431
73,000,000		Wells Fargo & Co., 3.131% - 3.160%, 6/2/2005 - 6/14/2005	73,000,000
1,665,000		Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	1,665,000
905,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	905,000
3,135,000		Woodbury Business Forms, Inc./Carribean Business Forms, Series 1996 Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 3.590%, 6/2/2005	3,135,000
1,590,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 3.410%, 6/2/2005	1,590,000
		TOTAL	795,950,245
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--8.3%
$50,000,000	[1,2]	Goldman Sachs Group, Inc., 3.080%, 6/15/2005	$50,005,806
15,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.120%, 6/8/2005	15,000,000
40,000,000	[1,2]	Merrill Lynch & Co., Inc., 3.240%, 6/13/2005	40,000,000
35,000,000		Merrill Lynch & Co., Inc., 3.118%, 6/6/2005	35,000,000
196,000,000		Morgan Stanley, 3.071% - 3.135%, 6/1/2005 - 6/27/2005	196,000,000
		TOTAL	336,005,806
		Finance - Commercial--6.9%
95,000,000	[1,2]	Compass Securitization LLC, 3.040%, 6/8/2005 - 6/17/2005	94,996,963
18,000,000		Compass Securitization LLC, 3.040%, 6/7/2005	17,999,823
80,000,000	[1,2]	Fairway Finance Company LLC, 3.031%, 6/1/2005	79,997,955
85,300,000	[1,2]	General Electric Capital Corp., 3.190%, 6/9/2005 - 6/17/2005	85,300,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 3.210%, 6/2/2005	3,000,000
		TOTAL	281,294,741
		Finance - Retail--0.8%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.646%, 6/15/2005	31,000,000
		Finance - Securities--2.6%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.955% - 3.055%, 6/15/2005 - 6/28/2005	44,997,353
62,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.040% - 3.060%, 6/1/2005 - 6/27/2005	61,992,543
		TOTAL	106,989,896
		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National Mortgage Association LOC), 3.360%, 6/2/2005	810,000
		Insurance--3.0%
20,000,000		Allstate Life Insurance Co., 3.020%, 6/1/2005	20,000,000
35,000,000		GE Capital Assurance Co., 3.000% - 3.340%, 6/1/2005 - 8/9/2005	35,000,000
33,000,000		Jackson National Life Insurance Co., 3.180%, 6/22/2005	33,000,000
35,000,000		Monumental Life Insurance Co., 3.030%, 5/31/2005	35,000,000
		TOTAL	123,000,000
		TOTAL NOTES - VARIABLE	1,675,050,688
Principal Amount			Value
		REPURCHASE AGREEMENTS--3.3%
$135,874,000		Interest in $2,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.080%, dated 5/31/2005 to be repurchased at $135,885,625 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $2,142,005,277	$135,874,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	4,072,533,632
		OTHER ASSETS AND LIABILITIES - NET--0.1%	2,099,799
		TOTAL NET ASSETS--100%	$4,074,633,431

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $1,045,646,084 which represents 25.7% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to 995,646,084 which represents 24.4% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$4,072,533,632
Income receivable		6,828,475
Receivable for shares sold		2,886,597
TOTAL ASSETS		4,082,248,704
Liabilities:
Income distribution payable	$2,060,746
Payable to bank	3,620,300
Payable for transfer and dividend disbursing agent fees and expenses	639,765
Payable for Directors'/Trustees' fees	182
Payable for distribution services fee (Note 5)	356,884
Payable for shareholder services fee (Note 5)	892,209
Accrued expenses	45,187
TOTAL LIABILITIES		7,615,273
Net assets for 4,074,624,418 shares outstanding		4,074,633,431
Net Assets Consist of:
Paid-in capital		4,074,624,418
Undistributed net investment income		9,013
TOTAL NET ASSETS		4,074,633,431
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($4,074,633,431 ÷ 4,074,624,418 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2005

Investment Income:
Interest			$75,941,958
Expenses:
Investment adviser fee (Note 5)		$17,560,768
Administrative personnel and services fee (Note 5)		2,821,033
Custodian fees		194,328
Transfer and dividend disbursing agent fees and expenses (Note 5)		3,954,093
Directors'/Trustees' fees		29,395
Auditing fees		13,500
Legal fees		4,801
Portfolio accounting fees		164,487
Distribution services fee (Note 5)		3,512,154
Shareholder services fee (Note 5)		8,764,653
Share registration costs		108,781
Printing and postage		81,147
Insurance premiums		29,321
Taxes		364,862
Miscellaneous		19,597
TOTAL EXPENSES		37,622,920
Waivers (Note 5):
Waiver of investment adviser fee	$(409,371)
Waiver of administrative personnel and services fee	(144,772)
Waiver of transfer and dividend disbursing agent fees and expenses	(37,169)
TOTAL WAIVERS		(591,312)
Net expenses			37,031,608
Net investment income			$38,910,350

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,910,350	$6,871,247
Distributions to Shareholders:
Distributions from net investment income	(38,893,769)	(6,851,733)
Share Transactions:
Proceeds from sale of shares	6,765,456,857	9,392,114,174
Net asset value of shares issued to shareholders in payment of distributions declared	35,958,841	7,152,931
Cost of shares redeemed	(7,061,660,194)	(10,073,395,653)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(260,244,496)	(674,128,548)
Change in net assets	(260,227,915)	(674,109,034)
Net Assets:
Beginning of period	4,334,861,346	5,008,970,380
End of period (including undistributed (distributions in excess of) net investment income of $9,013 and $(7,568), respectively)	$4,074,633,431	$4,334,861,346

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1 Class A-2, (Dresdner Bank AG, Frankfurt Swap Agreement), 3.160%, 6/28/2005	9/27/2000	$50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At May 31, 2005, capital paid-in aggregated $4,074,624,418.

The following table summarizes capital stock activity:

Year Ended May 31	2005	2004
Shares sold	6,765,456,857	9,392,114,174
Shares issued to shareholders in payment of distributions declared	35,958,841	7,152,931
Shares redeemed	(7,061,660,194)	(10,073,395,653)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(260,244,496)	(674,128,548)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income	$38,893,769	$6,851,733

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,069,759

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSSC retained $36,581 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $495,541, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political, or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee and completion of the Audit for May 31, 2005, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or audit scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005, and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Series. (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of May 31, 2005, by correspondence with the custodian. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 19, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

28566 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0091		0.0004	0.0051	0.0159	0.0492
Net realized gain on investments	0.0000	[1]	0.0002	0.0006	0.0007	--
TOTAL FROM INVESTMENT OPERATIONS	0.0091		0.0006	0.0057	0.0166	0.0492
Less Distributions:
Distributions from net investment income	(0.0091)		(0.0004)	(0.0051)	(0.0159)	(0.0492)
Distributions from net realized gain on investments	(0.0000	) [1]	(0.0002)	(0.0006)	(0.0007)	--
TOTAL DISTRIBUTIONS	(0.0091)		(0.0006)	(0.0057)	(0.0166)	(0.0492)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.91%		0.06%	0.57%	1.67%	5.03%

Ratios to Average Net Assets:
Expenses	1.05%		1.01%	1.05%	1.03%	1.04%
Net investment income	0.87%		0.04%	0.54%	1.63%	4.91%
Expense waiver/reimbursement [3]	0.08%		0.09%	0.05%	--	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,537		$341,511	$491,107	$606,949	$977,293

1 Represents less than $0.0001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.20	$5.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.29

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	92.3%
U.S. Treasury Securities	7.7%
TOTAL	100.0%

At May 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	72.1%
8-30 Days	11.9%
31-90 Days	10.1%
91-180 Days	5.9%
181 Days or more	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2005

Principal Amount			Value
		U.S. TREASURY--7.7%
		U.S. Treasury Bills - 7.7% [1]
$19,500,000		2.400% - 3.000%, 6/16/2005 - 9/15/2005	$19,375,421
		REPURCHASE AGREEMENTS--92.4%
50,000,000		Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.980%, dated 5/31/2005 to be repurchased at $50,004,139 on 6/1/2005, collateralized by U.S. Treasury Obligations and Cash with various maturities to 7/15/2013, collateral market value $2,038,879,085	50,000,000
25,000,000	[2]	Interest in $1,475,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.960%, dated 5/24/2005 to be repurchased at $25,074,000 on 6/30/2005, collateralized by a U.S. Treasury Obligation with a maturity of 2/15/2012, collateral market value $1,507,053,871	25,000,000
32,331,000		Interest in $1,829,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.980%, dated 5/31/2005 to be repurchased at $32,333,676 on 6/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,865,734,876	32,331,000
8,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 2.930%, dated 4/12/2005 to be repurchased at $8,055,344 on 7/7/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $257,687,056	8,000,000
10,000,000	[2]	Interest in $720,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.930%, dated 4/8/2005 to be repurchased at $10,073,250 on 7/7/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $734,400,001	10,000,000
50,000,000		Interest in $1,625,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.980%, dated 5/31/2005 to be repurchased at $50,004,139 on 6/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $1,657,504,278	50,000,000
50,000,000		Interest in $1,900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.980%, dated 5/31/2005 to be repurchased at $50,004,139 on 6/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2014, collateral market value $1,938,247,002	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 2.740%, dated 2/23/2005 to be repurchased at $3,024,203 on 6/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2019, collateral market value $514,931,793	$3,000,000
5,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 3.200%, dated 5/24/2005 to be repurchased at $5,056,889 on 9/30/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2019, collateral market value $255,152,949	5,000,000
		TOTAL REPURCHASE AGREEMENTS	233,331,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	252,706,421
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(169,847)
		TOTAL NET ASSETS--100%	$252,536,574

1 Discount rate at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005

Assets:
Investments in repurchase agreements	$233,331,000
Investment in securities	19,375,421
Total investments in securities, at amortized cost and value		$252,706,421
Income receivable		130,596
Receivable for shares sold		281,427
TOTAL ASSETS		253,118,444
Liabilities:
Income distribution payable	68,262
Payable to bank	374,619
Payable for transfer agent and dividend disbursing agent fee and expenses	52,992
Payable for Directors'/Trustees' fees	58
Payable for distribution services fee (Note 5)	21,758
Payable for shareholder services fee (Note 5)	53,750
Accrued expenses	10,431
TOTAL LIABILITIES		581,870
Net assets for 252,536,161 shares outstanding		$252,536,574
Net Assets Consist of:
Paid-in capital		$252,536,161
Undistributed net investment income		413
TOTAL NET ASSETS		$252,536,574
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($252,536,574 ÷ 252,536,161 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2005

Investment Income:
Interest			$4,520,430
Expenses:
Investment adviser fee (Note 5)		$1,180,617
Administrative personnel and services fee (Note 5)		189,639
Custodian fees		16,983
Transfer and dividend disbursing agent fees and expenses (Note 5)		250,913
Directors'/Trustees' fees		3,940
Auditing fees		14,476
Legal fees		6,742
Portfolio accounting fees		62,287
Distribution services fee (Note 5)		233,264
Shareholder services fee (Note 5)		588,396
Share registration costs		76,103
Printing and postage		3,356
Insurance premiums		9,573
Taxes		15,751
Miscellaneous		11,918
TOTAL EXPENSES		2,663,958
Waivers (Note 5):
Waiver of investment adviser fee	$(164,686)
Waiver of administrative personnel and services fee	(9,713)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,494)
Waiver of shareholder services fee	(10,984)
TOTAL WAIVERS		(187,877)
Net expenses			2,476,081
Net investment income			2,044,349
Net realized gain on investments			4,004
Change in net assets resulting from operations			$2,048,353

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,044,349	$162,460
Net realized gain on investments	4,004	76,808
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,048,353	239,268
Distributions to Shareholders:
Distributions from net investment income	(2,050,715)	(193,321)
Distribution from net realized gain on investments	(4,004)	(76,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,054,719)	(270,129)
Share Transactions:
Proceeds from sale of shares	820,007,955	1,136,794,890
Net asset value of shares issued to shareholders in payment of distributions declared	1,916,404	263,420
Cost of shares redeemed	(910,892,264)	(1,286,623,341)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,967,905)	(149,565,031)
Change in net assets	(88,974,271)	(149,595,892)
Net Assets:
Beginning of period	341,510,845	491,106,737
End of period (including undistributed net investment income of $413 and $6,779, respectively)	$252,536,574	$341,510,845

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At May 31, 2005, capital paid-in aggregated $252,536,161.

The following table summarizes capital stock activity:

Year Ended May 31	2005	2004
Shares sold	820,007,955	1,136,794,890
Shares issued to shareholders in payment of distributions declared	1,916,404	263,420
Shares redeemed	(910,892,264)	(1,286,623,341)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(88,967,905)	(149,565,031)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$2,054,719	$270,129

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$68,675

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the funds average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSSC retained $3,758 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $34,020, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee and completion of the audit for May 31, 2005, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The previous reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005 and the interim period commencing June 1,2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series. (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 19, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Dates Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

28567 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

                  (a) Audit Fees billed to the registrant for the two most
recent fiscal years:

                           Fiscal year ended 2005 - $56,700

                           Fiscal year ended 2004 - $51,904

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $10,775

                           Fiscal year ended 2004 - $6,022

                           Transfer Agent Service Auditors Report

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,444 and
         $77,906 respectively. Fiscal year ended 2005 - Transfer Agent Service
         Auditors report. Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service
         Auditors report, and Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $175,000 and $0
         respectively.

         Analysis regarding the realignment of advisory companies.

(d)All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $29,187 and
         $130,732 respectively. Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities, money market yield analysis and executive compensation analysis. Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, money market yield analysis and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                           4(b)

                           Fiscal year ended 2005 - 0%

                           Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2005 - 0%

                           Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2005 - 0%

                           Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $456,818

                           Fiscal year ended 2004 - $127,986

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Cash Trust Series, Inc.

By                /S/ Richard J. Thomas
                   Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005